Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2020	$ 22
2020	33
2021	35
2022	35
2023	39
2024	43
Thereafter	250
Total	435
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2020	11
2020	22
2021	22
2022	23
2023	23
2024	24
Thereafter	131
Total	245
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2020	9
2020	10
2021	11
2022	11
2023	14
2024	18
Thereafter	119
Total	183
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2020	2
2020	1
2021	2
2022	2
2023	2
2024	2
Thereafter	8
Total	$ 17